UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06325
BNY Mellon Midcap Index Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/25
ITEM 1 - Reports to Stockholders

BNY Mellon Midcap Index Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Investor Shares – PESPX
This annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$51	0.50%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Investor Shares returned 5.85%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 6.38% for the same period.
What affected the Fund’s performance?
  The U.S. mid-cap market advanced during the reporting period, supported by a resilient economy, easing inflation and stable employment.
  Mid-cap stocks underperformed their large-cap counterparts, reflecting limited exposure to artificial intelligence and technology and greater exposure to traditional areas such as financials, consumer discretionary and health care.
  Relatively strong-performing areas included communication services, information technology and utilities.
  Relatively weak-performing areas included materials, consumer discretionary and consumer staples.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.85%	12.47%	9.64%
S&P 1500® Index (broad-based index)	20.21%	17.26%	14.25%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,380	404	$3,498,033	13.97%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
24.1%
Financials
15.9%
Information Technology
14.3%
Consumer Discretionary
11.6%
Health Care
8.8%
Real Estate
6.5%
Materials
4.8%
Consumer Staples
4.5%
Energy
3.9%
Utilities
3.4%
Communication Services
1.4%
Investment Companies
1.2%
Net Other Assets and Liabilities
-0.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0113AR1025
BNY Mellon Midcap Index Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DMIDX
This annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$26	0.25%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 6.12%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 6.38% for the same period.
What affected the Fund’s performance?
  The U.S. mid-cap market advanced during the reporting period, supported by a resilient economy, easing inflation and stable employment.
  Mid-cap stocks underperformed their large-cap counterparts, reflecting limited exposure to artificial intelligence and technology and greater exposure to traditional areas such as financials, consumer discretionary and health care.
  Relatively strong-performing areas included communication services, information technology and utilities.
  Relatively weak-performing areas included materials, consumer discretionary and consumer staples.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	6.12%	12.76%	9.89%
S&P 1500® Index (broad-based index)	20.21%	17.26%	14.25%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Periods prior to the inception date of the Fund’s Class I shares (8/31/2016) reflect the performance of the Fund’s Investor Shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,380	404	$3,498,033	13.97%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4038AR1025

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Gina France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,986 in 2024 and $37,725 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,332 in 2024 and $7,770 in 2025. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2024 and $4,763 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,439 in 2024 and $7,805 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,915 in 2024 and $1,910 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,580,958 in 2024 and $1,592,327 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

Not applicable.

BNY Mellon Midcap Index Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
Investor	PESPX
I	DMIDX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Midcap Index Fund, Inc.
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.2%
Automobiles & Components — 1.0%
Autoliv, Inc.	31,269	3,652,219
Gentex Corp.	95,996	2,251,106
Harley-Davidson, Inc.	54,363	1,466,714
Lear Corp.(a)	23,194	2,427,252
The Goodyear Tire & Rubber Company(b)	127,167	876,181
Thor Industries, Inc.(a)	23,444	2,446,381
Visteon Corp.	11,869	1,271,882
		14,391,735
Banks — 6.2%
Associated Banc-Corp.	70,906	1,756,342
Bank OZK	47,059	2,117,184
Cadence Bank	81,388	3,071,583
Columbia Banking System, Inc.	130,973	3,510,076
Comerica, Inc.	56,329	4,309,168
Commerce Bancshares, Inc.	54,632	2,875,282
Cullen/Frost Bankers, Inc.	28,498	3,509,244
East West Bancorp, Inc.	60,981	6,195,670
First Financial Bankshares, Inc.	56,849	1,756,066
First Horizon Corp.	223,491	4,773,768
Flagstar Bank NA	131,343	1,499,937
FNB Corp.	158,123	2,485,694
Glacier Bancorp, Inc.	56,058	2,289,969
Hancock Whitney Corp.	37,417	2,136,885
Home BancShares, Inc.	81,049	2,164,819
International Bancshares Corp.	24,213	1,607,259
Old National Bancorp	154,133	3,148,937
Pinnacle Financial Partners, Inc.	33,936	2,891,686
Prosperity Bancshares, Inc.	41,976	2,762,860
SouthState Bank Corp.	44,548	3,949,180
Synovus Financial Corp.	61,049	2,725,227
Texas Capital Bancshares, Inc.(b)	20,159	1,690,131
UMB Financial Corp.	31,552	3,372,278
United Bankshares, Inc.	62,703	2,244,140
Valley National Bancorp	210,816	2,291,570
Webster Financial Corp.	73,647	4,200,825
Western Alliance Bancorp	45,869	3,547,967
Wintrust Financial Corp.	29,632	3,852,753
Zions Bancorp NA	65,074	3,391,006
		86,127,506
Capital Goods — 17.8%
AAON, Inc.(a)	29,562	2,908,605
Acuity, Inc.	13,347	4,872,322
Advanced Drainage Systems, Inc.	31,608	4,426,700
AECOM	58,258	7,826,962
AeroVironment, Inc.(b)	13,934	5,154,326
AGCO Corp.	27,170	2,802,857
API Group Corp.(b)	162,815	5,994,848
Applied Industrial Technologies, Inc.	16,882	4,340,193

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Capital Goods — 17.8% (continued)
ATI, Inc.(b)	60,399	5,977,689
BWX Technologies, Inc.	40,207	8,588,617
Carlisle Companies, Inc.(a)	18,773	6,102,164
Carpenter Technology Corp.	21,851	6,902,731
Chart Industries, Inc.(b)	19,522	3,896,982
CNH Industrial NV(a)	390,827	4,099,775
Comfort Systems USA, Inc.	15,495	14,961,662
Core & Main, Inc., Cl. A(b)	83,455	4,354,682
Crane Co.	21,517	4,088,230
Curtiss-Wright Corp.	16,564	9,867,672
Donaldson Co., Inc.	51,086	4,303,996
EnerSys	16,654	2,101,069
Esab Corp.	25,194	2,943,163
Flowserve Corp.	57,638	3,933,794
Fluor Corp.(b)	70,761	3,451,014
Fortune Brands Innovations, Inc.	53,257	2,705,456
GATX Corp.	15,734	2,467,878
Graco, Inc.	73,313	5,994,804
Hexcel Corp.(a)	34,935	2,494,359
ITT, Inc.	34,191	6,327,728
Kratos Defense & Security Solutions, Inc.(a),(b)	74,133	6,716,450
Lincoln Electric Holdings, Inc.	24,371	5,713,781
MasTec, Inc.(b)	26,883	5,488,433
MSC Industrial Direct Co., Inc., Cl. A	20,215	1,716,456
Mueller Industries, Inc.	48,977	5,185,195
NEXTracker, Inc., Cl. A(b)	64,929	6,572,113
nVent Electric PLC	70,740	8,089,119
Oshkosh Corp.	28,167	3,472,709
Owens Corning	36,781	4,682,589
RBC Bearings, Inc.(b)	13,873	5,944,997
Regal Rexnord Corp.	29,063	4,094,686
Sensata Technologies Holding PLC	64,267	2,045,619
Simpson Manufacturing Co., Inc.	18,314	3,232,421
Terex Corp.	28,636	1,317,829
The Middleby Corp.(b)	20,341	2,526,962
The Timken Company	27,918	2,191,842
The Toro Company	43,505	3,251,129
Trex Company, Inc.(b)	47,345	2,287,710
UFP Industries, Inc.	26,017	2,396,946
Valmont Industries, Inc.	8,666	3,582,784
Watsco, Inc.(a)	15,308	5,633,497
Watts Water Technologies, Inc., Cl. A	12,011	3,274,199
WESCO International, Inc.	21,517	5,584,307
Woodward, Inc.	26,395	6,918,394
		245,810,445
Commercial & Professional Services — 4.0%
CACI International, Inc., Cl. A(b)	9,639	5,419,528
Clean Harbors, Inc.(b)	22,231	4,679,848
Concentrix Corp.(a)	19,293	777,701
ExlService Holdings, Inc.(b)	70,991	2,775,748
Exponent, Inc.	22,130	1,567,025

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Commercial & Professional Services — 4.0% (continued)
FTI Consulting, Inc.(b)	13,825	2,281,263
Genpact Ltd.	71,782	2,738,483
Insperity, Inc.	15,849	699,258
KBR, Inc.	56,945	2,439,524
Maximus, Inc.	24,510	2,037,271
MSA Safety, Inc.	16,206	2,544,828
Parsons Corp.(a),(b)	23,380	1,943,813
Paylocity Holding Corp.(b)	19,812	2,798,841
RB Global, Inc.	81,680	8,104,289
Science Applications International Corp.	20,718	1,941,484
Tetra Tech, Inc.	116,259	3,717,963
The Brink’s Company	18,460	2,052,014
TransUnion	85,743	6,960,617
		55,479,498
Consumer Discretionary Distribution & Retail — 3.8%
Abercrombie & Fitch Co., Cl. A(b)	20,697	1,501,567
AutoNation, Inc.(b)	12,509	2,500,174
Bath & Body Works, Inc.	93,262	2,283,054
Burlington Stores, Inc.(b)	27,398	7,495,819
Chewy, Inc., Cl. A(b)	98,087	3,307,494
Dick’s Sporting Goods, Inc.	29,380	6,506,201
Five Below, Inc.(b)	24,166	3,800,587
Floor & Decor Holdings, Inc., Cl. A(b)	47,279	2,953,992
GameStop Corp., Cl. A(a),(b)	179,900	4,009,971
Lithia Motors, Inc.	11,320	3,555,386
Macy’s, Inc.	120,086	2,340,476
Murphy USA, Inc.	7,692	2,755,274
Ollie’s Bargain Outlet Holdings, Inc.(b)	26,909	3,250,876
Penske Automotive Group, Inc.(a)	8,002	1,280,880
RH(b)	6,729	1,160,685
The Gap, Inc.	99,653	2,277,071
Valvoline, Inc.(b)	56,107	1,852,092
		52,831,599
Consumer Durables & Apparel — 2.9%
Brunswick Corp.	28,922	1,912,033
Capri Holdings Ltd.(b)	51,798	1,074,809
Columbia Sportswear Co.	10,944	543,151
Crocs, Inc.(b)	24,147	1,972,568
KB Home	30,404	1,897,818
Mattel, Inc.(b)	141,515	2,601,046
Polaris, Inc.(a)	23,866	1,577,543
PVH Corp.	20,958	1,641,640
Somnigroup International, Inc.	92,335	7,325,859
Taylor Morrison Home Corp.(b)	43,790	2,595,433
Toll Brothers, Inc.	43,135	5,821,068
TopBuild Corp.(a),(b)	12,395	5,236,640
Under Armour, Inc., Cl. A(a),(b)	85,700	395,077
Under Armour, Inc., Cl. C(a),(b)	57,270	254,279
VF Corp.	143,847	2,019,612

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Consumer Durables & Apparel — 2.9% (continued)
Whirlpool Corp.(a)	24,299	1,740,537
YETI Holdings, Inc.(b)	36,550	1,242,334
		39,851,447
Consumer Services — 3.9%
Aramark	116,106	4,398,095
Boyd Gaming Corp.	26,317	2,049,305
Cava Group, Inc.(a),(b)	44,179	2,373,738
Choice Hotels International, Inc.	8,883	825,764
Churchill Downs, Inc.	29,200	2,896,640
Duolingo, Inc.(b)	17,532	4,744,860
Graham Holdings Co., Cl. B	1,484	1,502,001
Grand Canyon Education, Inc.(b)	12,304	2,316,843
H&R Block, Inc.	58,768	2,923,120
Hilton Grand Vacations, Inc.(b)	27,241	1,129,139
Hyatt Hotels Corp., Cl. A(a)	18,594	2,555,001
Light & Wonder, Inc.(a),(b)	36,819	2,676,741
Marriott Vacations Worldwide Corp.(a)	11,900	785,162
Planet Fitness, Inc., Cl. A(b)	36,882	3,344,829
Service Corp. International	61,829	5,163,340
Texas Roadhouse, Inc.	29,249	4,784,551
Travel + Leisure Co.	28,565	1,793,311
Vail Resorts, Inc.(a)	16,511	2,449,077
Wingstop, Inc.(a)	12,285	2,661,300
Wyndham Hotels & Resorts, Inc.	33,237	2,440,593
		53,813,410
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Cl. A(a)	176,930	3,129,892
BJ’s Wholesale Club Holdings, Inc.(b)	57,913	5,111,401
Casey’s General Stores, Inc.	16,366	8,398,868
Maplebear, Inc.(b)	81,648	3,009,545
Performance Food Group Co.(b)	69,171	6,691,603
Sprouts Farmers Market, Inc.(b)	43,194	3,410,598
US Foods Holding Corp.(b)	99,037	7,192,067
		36,943,974
Energy — 3.9%
Antero Midstream Corp.	146,293	2,523,554
Antero Resources Corp.(b)	128,899	3,984,268
Chord Energy Corp.	25,555	2,318,350
Civitas Resources, Inc.(a)	36,456	1,051,027
CNX Resources Corp.(a),(b)	62,359	2,099,004
DT Midstream, Inc.	44,717	4,896,064
HF Sinclair Corp.	70,134	3,618,915
Matador Resources Co.	50,833	2,005,870
Murphy Oil Corp.	59,218	1,675,869
NOV, Inc.	163,744	2,390,663
Ovintiv, Inc.	113,513	4,257,873
PBF Energy, Inc., Cl. A	35,537	1,214,299
Permian Resources Corp.	305,397	3,835,786
Range Resources Corp.	104,842	3,727,133
TechnipFMC PLC	181,957	7,523,922
Valaris Ltd.(a),(b)	29,378	1,648,693

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Energy — 3.9% (continued)
Viper Energy, Inc., Cl. A	73,678	2,767,346
Weatherford International PLC	31,502	2,321,382
		53,860,018
Equity Real Estate Investment Trusts — 6.0%
Agree Realty Corp.(c)	48,383	3,532,443
American Homes 4 Rent, Cl. A(c)	144,113	4,553,971
Brixmor Property Group, Inc.(c)	133,587	3,494,636
COPT Defense Properties(c)	48,737	1,372,921
Cousins Properties, Inc.(c)	74,775	1,938,916
CubeSmart(c)	100,034	3,768,281
EastGroup Properties, Inc.(c)	23,420	4,087,492
EPR Properties(c)	33,381	1,636,337
Equity LifeStyle Properties, Inc.(c)	85,254	5,204,757
First Industrial Realty Trust, Inc.(c)	58,032	3,208,009
Gaming and Leisure Properties, Inc.(c)	125,071	5,585,671
Healthcare Realty Trust, Inc.(a),(c)	154,372	2,735,472
Independence Realty Trust, Inc.(c)	101,819	1,621,977
Kilroy Realty Corp.(c)	48,201	2,036,492
Kite Realty Group Trust(c)	97,500	2,158,650
Lamar Advertising Co., Cl. A(c)	38,169	4,526,462
National Storage Affiliates Trust(c)	31,328	911,331
NNN REIT, Inc.(c)	83,183	3,365,584
Omega Healthcare Investors, Inc.(c)	130,694	5,493,069
Park Hotels & Resorts, Inc.(a),(c)	86,972	894,942
PotlatchDeltic Corp.(c)	31,852	1,274,080
Rayonier, Inc.(c)	63,649	1,404,733
Rexford Industrial Realty, Inc.(a),(c)	103,744	4,286,702
Sabra Health Care REIT, Inc.(c)	105,350	1,877,337
STAG Industrial, Inc.(c)	82,672	3,163,857
Vornado Realty Trust(c)	71,003	2,693,854
WP Carey, Inc.(c)	96,212	6,349,992
		83,177,968
Financial Services — 5.7%
Affiliated Managers Group, Inc.	12,411	2,953,322
Ally Financial, Inc.	123,775	4,823,512
Annaly Capital Management, Inc.(c)	281,703	5,963,652
Equitable Holdings, Inc.	131,506	6,496,396
Essent Group Ltd.	43,789	2,652,300
Euronet Worldwide, Inc.(a),(b)	16,978	1,287,951
Evercore, Inc., Cl. A	16,960	4,995,738
Federated Hermes, Inc.	32,615	1,581,175
FirstCash Holdings, Inc.	17,176	2,722,396
Hamilton Lane, Inc., Cl. A	18,002	2,051,508
Houlihan Lokey, Inc.	24,037	4,304,546
Janus Henderson Group PLC	55,331	2,410,218
Jefferies Financial Group, Inc.	72,725	3,842,062
MGIC Investment Corp.	100,426	2,753,681
Morningstar, Inc.	10,727	2,277,342
SEI Investments Co.	41,299	3,329,112
Shift4 Payments, Inc., Cl. A(a),(b)	29,729	2,054,274
SLM Corp.	91,439	2,455,137

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Financial Services — 5.7% (continued)
Starwood Property Trust, Inc.(a),(c)	152,867	2,779,122
Stifel Financial Corp.	45,026	5,332,429
The Carlyle Group, Inc.	114,436	6,101,728
Voya Financial, Inc.	42,079	3,133,202
WEX, Inc.(b)	15,083	2,200,308
		78,501,111
Food, Beverage & Tobacco — 1.4%
Celsius Holdings, Inc.(b)	69,965	4,213,992
Coca-Cola Consolidated, Inc.	26,254	3,422,996
Darling Ingredients, Inc.(b)	69,792	2,236,834
Flowers Foods, Inc.(a)	94,497	1,127,349
Ingredion, Inc.	28,194	3,253,870
Pilgrim’s Pride Corp.(a)	18,790	715,899
Post Holdings, Inc.(b)	21,074	2,190,221
The Boston Beer Company, Inc., Cl. A(b)	3,360	695,486
The Marzetti Company	9,087	1,424,751
		19,281,398
Health Care Equipment & Services — 3.6%
Chemed Corp.	6,471	2,790,942
DENTSPLY SIRONA, Inc.	85,927	1,083,540
Doximity, Inc., Cl. A(b)	60,101	3,966,666
Encompass Health Corp.	44,188	5,030,804
Envista Holdings Corp.(b)	73,543	1,496,600
Globus Medical, Inc., Cl. A(b)	49,162	2,968,893
Haemonetics Corp.(b)	20,814	1,040,908
HealthEquity, Inc.(b)	38,179	3,610,970
Hims & Hers Health, Inc.(a),(b)	91,601	4,164,181
Lantheus Holdings, Inc.(b)	29,896	1,724,700
LivaNova PLC(b)	23,625	1,243,384
Masimo Corp.(a),(b)	20,491	2,882,059
Option Care Health, Inc.(b)	71,699	1,866,325
Penumbra, Inc.(b)	17,168	3,903,488
Tenet Healthcare Corp.(b)	38,889	8,030,190
The Ensign Group, Inc.(a)	25,192	4,537,079
		50,340,729
Household & Personal Products — .4%
BellRing Brands, Inc.(b)	54,973	1,656,337
Coty, Inc., Cl. A(b)	164,742	654,026
elf Beauty, Inc.(a),(b)	25,982	3,173,441
		5,483,804
Insurance — 3.9%
American Financial Group, Inc.	30,380	4,000,438
Brighthouse Financial, Inc.(b)	24,814	1,416,135
CNO Financial Group, Inc.	42,358	1,695,167
Fidelity National Financial, Inc.	112,160	6,195,718
First American Financial Corp.	44,500	2,781,695
Kemper Corp.	27,853	1,253,107
Kinsale Capital Group, Inc.	9,685	3,868,867
Old Republic International Corp.	100,501	3,965,769
Primerica, Inc.	14,203	3,690,934
Reinsurance Group of America, Inc.	29,092	5,308,126

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Insurance — 3.9% (continued)
RenaissanceRe Holdings Ltd.	20,765	5,276,179
RLI Corp.	40,046	2,361,112
Ryan Specialty Holdings, Inc.(a)	49,542	2,714,902
Selective Insurance Group, Inc.	26,771	2,016,927
The Hanover Insurance Group, Inc.	15,730	2,687,942
Unum Group	68,968	5,063,631
		54,296,649
Materials — 4.8%
Alcoa Corp.	113,638	4,180,742
AptarGroup, Inc.	29,163	3,383,200
Ashland, Inc.	20,555	1,005,139
Avient Corp.	41,094	1,317,885
Axalta Coating Systems Ltd.(b)	95,336	2,714,216
Cabot Corp.	23,030	1,554,064
Cleveland-Cliffs, Inc.(b)	245,134	3,047,016
Commercial Metals Co.(a)	48,934	2,904,722
Crown Holdings, Inc.	50,333	4,891,361
Eagle Materials, Inc.	14,315	3,039,361
Graphic Packaging Holding Co.(a)	128,990	2,062,550
Greif, Inc., Cl. A	11,222	638,420
Knife River Corp.(b)	24,627	1,488,948
Louisiana-Pacific Corp.	28,085	2,446,484
MP Materials Corp.(a),(b)	59,431	3,749,502
NewMarket Corp.	3,410	2,618,539
Olin Corp.	50,944	1,054,541
Reliance, Inc.	23,227	6,560,002
Royal Gold, Inc.	35,456	6,197,354
RPM International, Inc.	56,381	6,161,316
Silgan Holdings, Inc.	39,410	1,522,014
Sonoco Products Co.	43,220	1,753,435
The Scotts Miracle-Gro Company	19,579	1,047,868
Westlake Corp.	14,929	1,027,264
		66,365,943
Media & Entertainment — 1.1%
EchoStar Corp., Cl. A(b)	59,222	4,433,951
Nexstar Media Group, Inc.(a)	12,583	2,462,871
The New York Times Company, Cl. A	71,524	4,076,153
Warner Music Group Corp., Cl. A	64,878	2,073,501
ZoomInfo Technologies, Inc.(b)	126,202	1,415,986
		14,462,462
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
Avantor, Inc.(a),(b)	298,081	3,523,317
BioMarin Pharmaceutical, Inc.(b)	84,748	4,539,950
Bio-Rad Laboratories, Inc., Cl. A(a),(b)	8,101	2,588,675
Bruker Corp.	48,386	1,884,151
Cytokinetics, Inc.(b)	52,881	3,362,703
Elanco Animal Health, Inc.(b)	218,483	4,839,398
Exelixis, Inc.(b)	118,377	4,577,639
Halozyme Therapeutics, Inc.(b)	51,360	3,348,158
Illumina, Inc.(b)	67,470	8,335,244
Jazz Pharmaceuticals PLC(b)	26,717	3,677,328

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.2% (continued)
Medpace Holdings, Inc.(b)	9,732	5,692,344
Neurocrine Biosciences, Inc.(b)	43,819	6,275,319
Perrigo Co. PLC	59,551	1,235,088
Repligen Corp.(b)	23,082	3,440,603
Roivant Sciences Ltd.(b)	191,415	3,826,386
Sotera Health Co.(b)	79,299	1,316,363
United Therapeutics Corp.(b)	19,906	8,866,730
		71,329,396
Real Estate Management & Development — .5%
Jones Lang LaSalle, Inc.(b)	20,798	6,345,262
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(b)	54,519	1,631,208
Amkor Technology, Inc.	50,838	1,641,051
Cirrus Logic, Inc.(b)	22,532	2,988,870
Entegris, Inc.(a)	66,470	6,086,658
Lattice Semiconductor Corp.(b)	60,476	4,412,329
MACOM Technology Solutions Holdings, Inc.(b)	28,013	4,149,566
MKS, Inc.	29,612	4,255,540
Onto Innovation, Inc.(b)	21,574	2,911,627
Power Integrations, Inc.	24,339	1,019,561
Rambus, Inc.(b)	47,432	4,877,907
Silicon Laboratories, Inc.(b)	14,252	1,868,152
Synaptics, Inc.(b)	16,697	1,184,485
Universal Display Corp.	19,602	2,886,982
		39,913,936
Software & Services — 5.4%
Appfolio, Inc., Cl. A(b)	9,972	2,537,176
ASGN, Inc.(b)	19,830	887,591
Bentley Systems, Inc., Cl. B	65,283	3,318,335
BILL Holdings, Inc.(a),(b)	40,592	2,015,799
Blackbaud, Inc.(b)	16,776	1,074,335
Commvault Systems, Inc.(b)	19,589	2,727,181
Docusign, Inc.(b)	88,630	6,482,398
Dolby Laboratories, Inc., Cl. A	26,918	1,785,202
Dropbox, Inc., Cl. A(b)	80,713	2,340,677
Dynatrace, Inc.(b)	133,434	6,747,757
Guidewire Software, Inc.(b)	37,059	8,658,465
Kyndryl Holdings, Inc.(b)	101,349	2,931,013
Manhattan Associates, Inc.(b)	26,616	4,845,975
Nutanix, Inc., Cl. A(b)	117,972	8,404,325
Okta, Inc.(b)	73,376	6,716,105
Pegasystems, Inc.	40,657	2,587,818
Qualys, Inc.(b)	15,800	1,947,508
Twilio, Inc., Cl. A(b)	67,476	9,101,163
		75,108,823
Technology Hardware & Equipment — 6.0%
Arrow Electronics, Inc.(b)	22,875	2,551,706
Avnet, Inc.	37,118	1,798,367
Belden, Inc.	17,355	2,114,707
Ciena Corp.(b)	62,224	11,817,582
Cognex Corp.	73,914	3,059,301

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Technology Hardware & Equipment — 6.0% (continued)
Coherent Corp.(b)	68,391	9,024,876
Crane NXT Co.(a)	22,168	1,402,126
Fabrinet(b)	15,826	6,972,461
Flex Ltd.(b)	165,203	10,328,492
IPG Photonics Corp.(a),(b)	10,955	932,490
Littelfuse, Inc.	10,960	2,666,678
Lumentum Holdings, Inc.(a),(b)	30,895	6,227,196
Novanta, Inc.(b)	15,746	1,999,899
Pure Storage, Inc., Cl. A(b)	136,666	13,488,934
TD Synnex Corp.	33,929	5,309,549
Vontier Corp.	64,818	2,495,493
		82,189,857
Telecommunication Services — .4%
Frontier Communications Parent, Inc.(b)	110,083	4,156,734
Iridium Communications, Inc.	46,252	885,726
		5,042,460
Transportation — 2.3%
Alaska Air Group, Inc.(b)	51,064	2,130,901
American Airlines Group, Inc.(b)	292,324	3,838,214
Avis Budget Group, Inc.(a),(b)	7,286	991,406
GXO Logistics, Inc.(b)	50,255	2,824,834
Kirby Corp.(b)	24,867	2,573,237
Knight-Swift Transportation Holdings, Inc.	71,589	3,230,096
Landstar System, Inc.	15,071	1,935,569
Ryder System, Inc.	18,035	3,052,063
Saia, Inc.(b)	11,801	3,451,792
XPO, Inc.(b)	51,744	7,444,409
		31,472,521
Utilities — 3.4%
ALLETE, Inc.	25,237	1,699,207
Black Hills Corp.	31,847	2,020,055
Essential Utilities, Inc.	122,946	4,798,582
IDACORP, Inc.	23,965	3,091,964
National Fuel Gas Co.	39,607	3,125,388
New Jersey Resources Corp.	44,096	1,953,453
Northwestern Energy Group, Inc.	27,466	1,638,896
OGE Energy Corp.	89,007	3,928,769
ONE Gas, Inc.	26,350	2,113,007
Ormat Technologies, Inc.	26,759	2,846,355
Portland General Electric Co.	48,197	2,201,639
Southwest Gas Holdings, Inc.	28,302	2,250,009
Spire, Inc.	26,198	2,263,507
Talen Energy Corp.(b)	20,096	8,033,979
TXNM Energy, Inc.	42,107	2,391,678
UGI Corp.	94,472	3,158,199
		47,514,687
Total Common Stocks (cost $862,426,900)		1,369,936,638

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $10,257,402)	4.22	10,257,402	10,257,402
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $6,088,081)	4.22	6,088,081	6,088,081
Total Investments (cost $878,772,383)		100.4%	1,386,282,121
Liabilities, Less Cash and Receivables		(.4%)	(5,837,893)
Net Assets		100.0%	1,380,444,228

REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $97,629,676 and the value of the collateral was
$100,105,666, consisting of cash collateral of $6,088,081 and U.S. Government & Agency securities valued at $94,017,585.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	11,893,692	260,207,831	(261,844,121)	10,257,402	565,974
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	-	23,532,309	(17,444,228)	6,088,081	23,734††
Total - 1.2%	11,893,692	283,740,140	(279,288,349)	16,345,483	589,708

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Micro E-mini S&P MidCap 400	34	12/19/2025	11,165,166	11,076,180	(88,986)
Gross Unrealized Depreciation					(88,986)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $97,629,676)—Note 1(c):
Unaffiliated issuers	862,426,900	1,369,936,638
Affiliated issuers	16,345,483	16,345,483
Cash collateral held by broker—Note 4		879,000
Receivable for shares of Common Stock subscribed		656,743
Dividends and securities lending income receivable		508,674
Receivable for futures variation margin—Note 4		70,007
Tax reclaim receivable—Note 1(b)		13,676
		1,388,410,221
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		534,578
Liability for securities on loan—Note 1(c)		6,088,081
Payable for shares of Common Stock redeemed		1,003,937
Payable for investment securities purchased		318,269
Directors’ fees and expenses payable		21,128
		7,965,993
Net Assets ($)		1,380,444,228
Composition of Net Assets ($):
Paid-in capital		738,034,126
Total distributable earnings (loss)		642,410,102
Net Assets ($)		1,380,444,228

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,184,923,049	195,521,179
Shares Outstanding	40,021,135	6,646,456
Net Asset Value Per Share ($)	29.61	29.42
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $16,020 foreign taxes withheld at source):
Unaffiliated issuers	21,336,617
Affiliated issuers	565,974
Interest	55,406
Affiliated income net of rebates from securities lending—Note 1(c)	23,734
Total Income	21,981,731
Expenses:
Management fee—Note 3(a)	3,615,353
Shareholder servicing costs—Note 3(b)	3,021,106
Directors’ fees—Notes 3(a) and 3(c)	117,320
Loan commitment fees—Note 2	35,818
Interest expense—Note 2	924
Total Expenses	6,790,521
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(117,320)
Net Expenses	6,673,201
Net Investment Income	15,308,530
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	154,003,963
Net realized gain (loss) on futures	(814,652)
Net Realized Gain (Loss)	153,189,311
Net change in unrealized appreciation (depreciation) on investments	(90,109,052)
Net change in unrealized appreciation (depreciation) on futures	348,761
Net Change in Unrealized Appreciation (Depreciation)	(89,760,291)
Net Realized and Unrealized Gain (Loss) on Investments	63,429,020
Net Increase in Net Assets Resulting from Operations	78,737,550
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	15,308,530	17,594,693
Net realized gain (loss) on investments	153,189,311	187,460,514
Net change in unrealized appreciation (depreciation) on investments	(89,760,291)	232,238,397
Net Increase (Decrease) in Net Assets Resulting from Operations	78,737,550	437,293,604
Distributions ($):
Distributions to shareholders:
Investor Shares	(145,288,513)	(113,232,052)
Class I	(34,763,270)	(27,739,669)
Total Distributions	(180,051,783)	(140,971,721)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	119,293,079	102,797,551
Class I	28,709,077	65,383,162
Distributions reinvested:
Investor Shares	141,876,755	110,554,091
Class I	28,138,632	20,305,899
Cost of shares redeemed:
Investor Shares	(261,715,540)	(340,722,325)
Class I	(130,914,048)	(118,385,645)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(74,612,045)	(160,067,267)
Total Increase (Decrease) in Net Assets	(175,926,278)	136,254,616
Net Assets ($):
Beginning of Period	1,556,370,506	1,420,115,890
End of Period	1,380,444,228	1,556,370,506
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	4,174,015	3,493,496
Shares issued for distributions reinvested	5,002,706	3,931,511
Shares redeemed	(9,013,012)	(11,538,456)
Net Increase (Decrease) in Shares Outstanding	163,709	(4,113,449)
Class I(a)
Shares sold	983,726	2,235,179
Shares issued for distributions reinvested	1,001,018	727,549
Shares redeemed	(4,720,168)	(4,022,853)
Net Increase (Decrease) in Shares Outstanding	(2,735,424)	(1,060,125)

(a)	During the period ended October 31, 2024, 44,015 Investor shares representing $1,357,314 were exchanged for 44,276 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Investor Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.64	26.12	30.81	40.42	30.27
Investment Operations:
Net investment income(a)	.29	.32	.31	.33	.31
Net realized and unrealized gain (loss) on investments	1.39	7.82	(.74 )	(4.55)	13.50
Total from Investment Operations	1.68	8.14	(.43 )	(4.22)	13.81
Distributions:
Dividends from net investment income	(.33 )	(.33 )	(.39 )	(.33 )	(.38 )
Dividends from net realized gain on investments	(3.38)	(2.29)	(3.87)	(5.06)	(3.28)
Total Distributions	(3.71)	(2.62)	(4.26)	(5.39)	(3.66)
Net asset value, end of period	29.61	31.64	26.12	30.81	40.42
Total Return (%)	5.85	32.41	(1.58)	(11.97)	48.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.53	.51
Ratio of net expenses to average net assets(b)	.50	.50	.51	.52	.50
Ratio of net investment income to average net assets(b)	1.02	1.06	1.11	1.01	.83
Portfolio Turnover Rate	13.97	17.87	17.50	14.80	15.42
Net Assets, end of period ($ x 1,000)	1,184,923	1,261,099	1,148,638	1,311,952	1,806,658

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Year Ended October 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.47	26.00	30.70	40.32	30.20
Investment Operations:
Net investment income(a)	.37	.39	.39	.42	.40
Net realized and unrealized gain (loss) on investments	1.38	7.77	(.74 )	(4.55)	13.46
Total from Investment Operations	1.75	8.16	(.35 )	(4.13)	13.86
Distributions:
Dividends from net investment income	(.42 )	(.40 )	(.48 )	(.43 )	(.46 )
Dividends from net realized gain on investments	(3.38)	(2.29)	(3.87)	(5.06)	(3.28)
Total Distributions	(3.80)	(2.69)	(4.35)	(5.49)	(3.74)
Net asset value, end of period	29.42	31.47	26.00	30.70	40.32
Total Return (%)	6.12	32.71	(1.30)	(11.76)	48.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26	.26	.26	.28	.26
Ratio of net expenses to average net assets(b)	.25	.25	.26	.27	.25
Ratio of net investment income to average net assets(b)	1.27	1.31	1.37	1.27	1.09
Portfolio Turnover Rate	13.97	17.87	17.50	14.80	15.42
Net Assets, end of period ($ x 1,000)	195,521	295,272	271,478	391,141	622,795

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are

NOTES TO FINANCIAL STATEMENTS (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,369,936,638	—	—	1,369,936,638
Investment Companies	16,345,483	—	—	16,345,483
	1,386,282,121	—	—	1,386,282,121
Liabilities ($)
Other Financial Instruments:
Futures††	(88,986)	—	—	(88,986)
	(88,986)	—	—	(88,986)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $3,234 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	97,629,676
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(97,629,676)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable

NOTES TO FINANCIAL STATEMENTS (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $17,900,426, undistributed capital gains $126,800,178 and unrealized appreciation $497,709,498.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $35,964,427 and $18,284,263, and long-term capital gains $144,087,356 and $122,687,458, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $17,619,232 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2025, the fund was charged $924 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2025 was approximately $17,534 with a related weighted average annualized interest rate of 5.27%. As of October 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board

NOTES TO FINANCIAL STATEMENTS (continued)
members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2025, fees reimbursed by the Adviser amounted to $117,320.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Investor shares were charged $3,021,106 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $296,950, Shareholder Services Plan fees of $254,678, which are offset against an expense reimbursement currently in effect in the amount of $17,050.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $200,414,982 and $438,204,326, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(88,986)(1)
Gross fair value of derivative contracts	-		(88,986)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(814,652)	(814,652)
Total	(814,652)	(814,652)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	348,761	348,761
Total	348,761	348,761

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	14,763,549
At October 31, 2025, the cost of investments for federal income tax purposes was $888,572,623; accordingly, accumulated net unrealized appreciation on investments was $497,709,498, consisting of $578,122,226 gross unrealized appreciation and $80,412,728 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Midcap Index Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Midcap Index Fund, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 22, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 51.24% of the ordinary dividends paid during the fiscal year ended October 31, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $19,112,550 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $2.9855 per share as a long-term capital gain distribution and $.3950 per share as a short-term capital gain distribution paid on December 23, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0113NCSRAR1025

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 26, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)